Unaudited Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Comprehensive income (loss):
Net income (loss)	$ (81,430)	$ 3,019	$ (160,788)	$ (107,780)	$ 105,977	$ 78,631	$ (8,519)
Other comprehensive loss from discontinued operations			111			34	(177)
Unrealized foreign currency translation loss	(483)	(123)		(240)	(182)
Comprehensive income (loss)	(81,913)	2,896	(160,677)	(108,020)	105,795	78,665	(8,696)
Comprehensive income attributable to non-controlling interests	827	0		1,751	0	82
Comprehensive income (loss) attributable to the Company’s stockholders	(82,740)	2,896	(160,677)	(109,771)	105,795	78,583	(8,696)
Comprehensive income (loss)	$ (81,913)	$ 2,896	$ (160,677)	$ (108,020)	$ 105,795	$ 78,665	$ (8,696)